Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Segment and corporate information
Revenue from contracts with customers	€ 4,319,418	€ 4,442,437
Revenue from insurance contracts	382,930	246,863
Revenue from lease contracts	22,174	14,918
Revenue	4,724,522	4,704,218
Operating income (loss)	246,013	260,937
Interest	(88,187)	(82,572)
Income before income taxes	157,826	178,365
Depreciation and amortization	(387,735)	(411,605)
Impairment loss	(124,708)	(26,209)
Income (loss) from equity method investees	28,843	27,514
Total assets	34,336,099	35,500,515	€ 33,929,808
thereof investment in equity method investees	615,755	798,025	€ 642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets	285,038	310,587
Health care services
Segment and corporate information
Revenue from contracts with customers	3,365,334	3,465,868
Revenue from insurance contracts	382,930	246,863
Revenue	3,748,264	3,712,731
Health care products
Segment and corporate information
Revenue from contracts with customers	954,084	976,569
Revenue from lease contracts	22,174	14,918
Revenue	976,258	991,487
Total Segment
Segment and corporate information
Revenue from contracts with customers	4,319,418	4,442,437
Revenue from insurance contracts	382,930	246,863
Revenue from lease contracts	22,174	14,918
Revenue	4,724,522	4,704,218
Total Segment | Health care services
Segment and corporate information
Revenue from contracts with customers	3,365,334	3,465,868
Total Segment | Health care products
Segment and corporate information
Revenue from contracts with customers	954,084	976,569
Care Delivery
Segment and corporate information
Revenue from contracts with customers	3,405,224	3,508,684
Revenue from insurance contracts	382,930	246,863
Revenue	3,788,154	3,755,547
Care Delivery | Health care services
Segment and corporate information
Revenue from contracts with customers	3,365,334	3,465,868
Care Delivery | Health care products
Segment and corporate information
Revenue from contracts with customers	39,890	42,816
Care Enablement
Segment and corporate information
Revenue from contracts with customers	914,194	933,753
Revenue from lease contracts	22,174	14,918
Revenue	936,368	948,671
Care Enablement | Health care products
Segment and corporate information
Revenue from contracts with customers	914,194	933,753
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,085,212	5,066,076
Operating income (loss)	258,764	260,010
Depreciation and amortization	(380,019)	(403,264)
Impairment loss	(124,708)	(26,209)
Income (loss) from equity method investees	28,843	27,514
Total assets	57,674,119	54,693,887
thereof investment in equity method investees	615,755	798,025
Additions of property, plant and equipment, intangible assets and right-of-use assets	274,796	297,775
Operating Segments | Care Delivery
Segment and corporate information
Revenue	3,788,154	3,755,547
Operating income (loss)	188,549	284,485
Depreciation and amortization	(264,654)	(288,229)
Impairment loss	(123,661)	(1,916)
Income (loss) from equity method investees	28,843	26,101
Total assets	44,033,238	40,048,443
thereof investment in equity method investees	615,755	463,839
Additions of property, plant and equipment, intangible assets and right-of-use assets	188,950	188,486
Operating Segments | Care Enablement
Segment and corporate information
Revenue	1,297,058	1,310,529
Operating income (loss)	70,215	(24,475)
Depreciation and amortization	(115,365)	(115,035)
Impairment loss	(1,047)	(24,293)
Income (loss) from equity method investees		1,413
Total assets	13,640,881	14,645,444
thereof investment in equity method investees		334,186
Additions of property, plant and equipment, intangible assets and right-of-use assets	85,846	109,289
Operating Segments | Corporate
Segment and corporate information
Operating income (loss)	(13,589)	10,179
Depreciation and amortization	(18,048)	(18,057)
Total assets	11,195,192	8,401,863
Additions of property, plant and equipment, intangible assets and right-of-use assets	20,420	12,812
Inter-segment
Segment and corporate information
Revenue	(360,690)	(361,858)
Operating income (loss)	838	(9,252)
Depreciation and amortization	10,332	9,716
Total assets	(34,533,212)	(27,595,235)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(10,178)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(360,690)	(361,858)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (360,690)	€ (361,858)